CONSOLIDATED FINANCIAL STATEMENTS - Assets held for sale (Details) R$ in Thousands, $ in Millions	Jan. 17, 2024	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
CONSOLIDATED FINANCIAL STATEMENTS
Expected proceeds from sale of equity interests in joint venture		R$ 1,573,000	$ 325
Assets held for sale		R$ 1,210,041
Diaco S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity ownership in joint venture to be sold	49.85%
Gerdau Metaldom Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity ownership in joint venture to be sold	50.00%